Common Stock - common stock reserved for future issuance - (Details) - shares	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 07, 2020
Common Stock
Preferred stock, shares outstanding	0		0
Sale of Private Placement Warrants (in shares)				7,520,000
Gelesis
Common Stock
Common stock options outstanding	4,889,820		5,034,858
Sale of Private Placement Warrants (in shares)	522,009		522,009
Total common stock reserved for future issuance	25,170,612		25,024,858
Gelesis | Restricted stock units
Common Stock
Common stock options outstanding	5,203,174		5,034,858
Gelesis | Redeemable convertible preferred stock
Common Stock
Preferred stock, shares outstanding	18,736,936		18,446,525
Gelesis | Series A-1
Common Stock
Sale of Private Placement Warrants (in shares)			74,784
Gelesis | Series A-3
Common Stock
Sale of Private Placement Warrants (in shares)		238,189	238,189
Gelesis | Series A-4
Common Stock
Sale of Private Placement Warrants (in shares)	708,493		708,493